united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 1/31

Date of reporting period: 7/31/16

Item 1. Reports to Stockholders.

Semi - Annual Report
July 31, 2016

1-866-263-9260

Distributed by Northern Lights Distributors, LLC
Member FINRA

Adaptive Allocation Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2016

The Fund’s performance figures* for each of the periods ended July 31, 2016, compared to its benchmark:

					Annualized	Annualized
			Annualized	Annualized	Inception** -	Inception*** -
Annualized Average Returns:	Six Months	One Year	Three Year	Five Year	July 31, 2016	July 31, 2016
Adaptive Allocation Fund - Class C	3.80%	1.49%	(0.86)%	(2.35)%	(0.04)%	N/A
Adaptive Allocation Fund - Class A	4.28%	2.35%	(0.10)%	(1.60)%	N/A	0.39%
Adaptive Allocation Fund - Class A w/load	(0.70)%	(2.53)%	(1.71)%	(2.55)%	N/A	(0.38)%
Hedge Fund Research, Inc. (HFRI) Macro
Systematic Diversified Total Return Index^	2.56%	2.76%	4.69%	1.81%	4.88% +	2.45%++

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expense ratios as stated in Fund’s Prospectus dated June 1, 2016 are 2.38% and 3.13% for Class A and C, respectively. Class A shares are subject to a maximum front end load of 4.75%. Shares held for less than 90 days of both classes are subject to a 2.00% redemption fee. For performance information current to the most recent month-end, please call 1-866-263-9260.

**	Inception date is February 24, 2006.

***	Inception date is March 25, 2010.

^	The HFRI Macro Systematic Diversified Total Return Index tracks strategies using investment procedures that identify market opportunities containing trending or momentum characteristics across asset classes and other instruments. These strategies typically would expect to have no greater than a 35% investment in either dedicated currency or commodity exposures over a given market cycle. An investor cannot invest directly in an index.

+	Since February 28, 2006.

++	Since March 31, 2010.

Portfolio Composition as of July 31, 2016	% of Net Assets
Short-Term Investments	34.2%
Exchange Traded Funds	27.9%
Mutual Funds	27.1%
Exchange Traded Note	10.9%
Other Assets less Liabilities - Net	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 27.9%
	DEBT FUND - 15.3%
28,469	iShares TIPS Bond ETF	$3,328,026

	EQUITY FUND - 12.6%
29,650	Vanguard REIT ETF	2,741,143

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,769,118)	6,069,169

	EXCHANGE TRADED NOTE - 10.9%
	EQUITY FUND - 10.9%
73,850	JPMorgan Alerian MLP Index ETN (Cost - $2,060,865)	2,356,554

	MUTUAL FUNDS - 27.1%
	DEBT FUNDS - 27.1%
769,673	MFS High Income Fund - Class I	2,578,402
183,313	Nuveen High Yield Municipal Bond Fund - Class I	3,288,636
	TOTAL MUTUAL FUNDS (Cost - $5,442,210)	5,867,038

	SHORT-TERM INVESTMENTS - 34.2%
	MONEY MARKET FUNDS - 34.2%
3,000,000	Fidelity Institutional Money Market Funds - Treasury Only Portfolio - Class I, 0.18% *	3,000,000
2,409,347	Goldman Sachs Financial Square Funds - Government Fund - Administrative Shares, 0.03% *	2,409,347
2,000,000	Goldman Sachs Financial Square Funds - Treasury Obligations Fund - Administrative Shares, 0.20% *	2,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,409,347)	7,409,347

	TOTAL INVESTMENTS - 100.1% (Cost - $20,681,540) (a)	$21,702,108
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(16,469)
	NET ASSETS - 100.0%	$21,685,639

ETF -	Exchange Traded Fund

ETN -	Exchange Traded Note

*	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $20,682,772 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,019,336
Unrealized depreciation:	—
Net unrealized appreciation:	$1,019,336

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2016

ASSETS
Investment securities:
At cost	$20,681,540
At value	$21,702,108
Dividends and interest receivable	27,822
Prepaid expenses and other assets	25,033
TOTAL ASSETS	21,754,963

LIABILITIES
Investment advisory fees payable	18,326
Distribution (12b-1) fees payable	13,150
Shareholder servicing fee payable	4,383
Payable to related parties	5,560
Accrued expenses and other liabilities	27,905
TOTAL LIABILITIES	69,324
NET ASSETS	$21,685,639

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$22,412,623
Accumulated net investment loss	(129,121)
Accumulated net realized loss from security transactions	(1,618,431)
Net unrealized appreciation of investments	1,020,568
NET ASSETS	$21,685,639

Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,243,866
Shares of beneficial interest outstanding	124,390
Net Asset Value (Net Assets / Shares Outstanding) and redemption price per share (a)	$10.00
Maximum offering price per share (maximum sales charge of 4.75%)	$10.50

Class C Shares:
Net Assets	$20,441,773
Shares of beneficial interest outstanding	2,137,749
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share (a)	$9.56

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2016

INVESTMENT INCOME
Dividends (net of $Foreign taxes witheld)	$205,369
Interest	8,274
TOTAL INVESTMENT INCOME	213,643

EXPENSES
Investment advisory fees	104,109
Distribution (12b-1) fees - Class C	73,342
Distribution (12b-1) fees - Class A	1,580
Shareholder servicing fees - Class C	24,448
Transfer agent fees	19,947
Administrative services fees	15,031
Accounting services fees	13,463
Registration fees	10,127
Audit Fees	8,209
Printing and postage expenses	7,828
Legal Fees	7,433
Trustees’ fees and expenses	5,870
Compliance officer fees	5,704
Custodian fees	2,400
Non 12b-1 shareholder servicing fee	870
Insurance expense	548
Other expenses	1,014
TOTAL EXPENSES	301,923
NET INVESTMENT LOSS	(88,280)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	6,505
Net change in unrealized appreciation of investments	892,839
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	899,344

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$811,064

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	July 31, 2016	January 31, 2016
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(88,280)	$(420,838)
Net realized gain (loss) from security transactions	6,505	(701,315)
Net change in unrealized appreciation (depreciation) of investments	892,839	(579,294)
Net increase (decrease) in net assets resulting from operations	811,064	(1,701,447)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,146	7,420
Class C	476,782	10,134
Payments for shares redeemed:
Class A	(116,181)	(526,357)
Class C	(320,156)	(4,398,048)
Redemption fee proceeds:
Class C	22	—
Net increase (decrease) in net assets from shares of beneficial interest	54,613	(4,906,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	865,677	(6,608,298)

NET ASSETS
Beginning of period	20,819,962	27,428,260
End of period *	$21,685,639	$20,819,962
* Includes accumulated net investment loss of:	$(129,121)	$(40,841)

SHARE ACTIVITY
Shares Sold:
Class A	1,456	747
Class C	51,214	1,076
Shares Redeemed:
Class A	(11,881)	(54,427)
Class C	(34,629)	(466,673)
Net increase (decrease) in shares of beneficial interest outstanding	6,160	(519,277)

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,		January 31,	January 31,	January 31,	January 31,	January 31,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$9.59		$10.19	$10.08	$9.87	$10.62	$11.23
Activity from investment operations:
Net investment income (loss) (1,7)	(0.01)		(0.10)	(0.01)	(0.08)	0.01	0.09
Net realized and unrealized gain (loss) on investments	0.42		(0.50)	0.12	0.29	(0.72)	(0.33)
Total from investment operations	0.41		(0.60)	0.11	0.21	(0.71)	(0.24)

Paid-in-Capital from redemption fees (1)	—		—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Less distributions from:
Net investment income	—		—	—	—	(0.03)	—
Net realized gains	—		—	—	—	(0.01)	(0.37)
Total distributions	—		—	—	—	(0.04)	(0.37)
Net asset value, end of period	$10.00		$9.59	$10.19	$10.08	$9.87	$10.62
Total return (3)	4.28	% (4)	(5.89)%	1.09%	2.13%	(6.60)%	(2.09)%
Net assets, end of period (000s)	$1,244		$1,293	$1,922	$2,998	$3,759	$9,575
Ratio of expenses to average net assets (5)	2.20	% (6)	2.13%	1.99%	1.91%	1.81%	1.81%
Ratio of net investment income (loss) to average net assets (5,7)	(0.16	)% (6)	(1.05)%	(0.06)%	(0.83)%	0.08%	0.80%
Portfolio Turnover Rate	3	% (4)	124%	190%	79%	377%	215%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total return shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	July 31,		January 31,	January 31,	January 31,	January 31,		January 31,
	2016		2016	2015	2014	2013		2012
	(Unaudited)
Net asset value, beginning of period	$9.21		$9.86	$9.82	$9.69	$10.47		$11.16
Activity from investment operations:
Net investment loss (1,5)	(0.04)		(0.17)	(0.08)	(0.16)	(0.07)		(0.02)
Net realized and unrealized gain (loss) on investments	0.39		(0.48)	0.12	0.29	(0.70)		(0.30)
Total from investment operations	0.35		(0.65)	0.04	0.13	(0.77)		(0.32)

Paid-in-Capital from redemption fees (1)	0.00	(2)	—	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)

Less distributions from:
Net investment income	—		—	—	—	(0.00	) (2)	—
Net realized gains	—		—	—	—	(0.01)		(0.37)
Total distributions	—		—	—	—	(0.01)		(0.37)
Net asset value, end of period	$9.56		$9.21	$9.86	$9.82	$9.69		$10.47
Total return (3)	3.80	% (4)	(6.59)%	0.41%	1.34%	(7.29)%		(2.82)%
Net assets, end of period (000s)	$20,442		$19,527	$25,507	$25,841	$26,738		$28,399
Ratio of expenses to average net assets (5)	2.95	% (6)	2.88%	2.74%	2.66%	2.56%		2.56%
Ratio of net investment loss to average net assets (5,7)	(0.88	)% (6)	(1.80)%	(0.81)%	(1.60)%	(0.70)%		(0.16)%
Portfolio Turnover Rate	3	% (4)	124%	190%	79%	377%		215%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total return shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2016

1.	ORGANIZATION

The Adaptive Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized on January 19, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks growth and risk-adjusted total return. The Fund currently offers two classes of shares: Class A and Class C shares. Class C shares commenced operations on February 24, 2006 and are offered at net asset value. Class A shares commenced operations on March 25, 2010 and are offered at net asset value plus a maximum sales charge of 4.75%. There are no sales charges on reinvested distributions. The Fund’s income, expenses (other than class specific distribution and shareholder servicing fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2016

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Boards of Trustees of the Underlying Funds.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2016

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2016 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,069,169	$—	$—	$6,069,169
Exchange Traded Note	2,356,554	—	—	2,356,554
Mutual Funds	5,867,038	—	—	5,867,038
Short-Term Investments	7,409,347	—	—	7,409,347
Total Investments	$21,702,108	$—	$—	$21,702,108

The Fund did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for security classifications.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Fund may invest in exchange traded notes (“ETNs”). ETNs are linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2016

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the open tax years of 2014 through 2016 or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended July 31, 2016, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2016

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2016, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to $7,137,251 and $345,000, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / RELATED PARTY TRANSACTIONS

Critical Math Advisors, LLC (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. During the six months ended July 31, 2016, the Adviser earned an advisory fee in the amount of $104,109.

The Adviser has contractually agreed (“Waiver Agreement”), at least until May 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund, excluding front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expenses on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), do not exceed 2.50% and 3.25% per annum of the Fund’s average daily net assets for Class A shares and Class C shares, respectively, effective June 1, 2016. Previously, the expense limitations were 2.20% and 2.95% for Class A and Class C shares, respectively (the “Expense Limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. As of July 31, 2016, no fees were required to be waived or reimbursed under this agreement.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for each of the Fund’s Class A and Class C shares (the “Plans”). The Plans provide for a monthly service and/or distribution fee at an annual rate of 0.25% of its average daily net assets attributable to Class A shares and 1.00% of its average daily net assets attributable to Class C shares. Pursuant to the Plans, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2016

promotional and other sales-related costs. During the six months ended July 31, 2016, Class A and Class C shares incurred $1,580 and $97,790, respectively, pursuant to the Plans. A portion of the fee payable pursuant to the Plans applicable to Class C shares, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The Adviser may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. For the six months ended July 31, 2016, the Distributor received $7 in underwriting commissions for Class A shares, of which $1 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, NLCS and Blu Giant, provides administration, fund accounting and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, the Distributor and Blu Giant, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Custody Administration

Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. The fees incurred by the Fund under the Custody Administration Agreement for the six months ended July 31, 2016 were $381. The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund. For the six months ended July 31, 2016, the Fund assessed no fee for Class A shares and $22 for Class C shares in redemption fees.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2016

6.	TAX COMPONENTS OF CAPITAL

As of January 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Capital Loss	Other	Post October Loss	Unrealized	Total
Carry	Book/Tax	and	Appreciation/	Accumulated
Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$(1,624,704)	$(3,497)	$(37,344)	$127,497	$(1,538,048)

The difference between book basis and tax basis accumulated net investment loss, realized losses and unrealized gains is primarily attributable to the tax deferral of losses on wash sales and the unamortized portion of organizational expenses for tax purposes of $3,497.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $37,344.

At January 31, 2016, the Fund had capital loss carry forwards for Federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Short-Term
$1,624,704

Permanent book and tax differences, primarily attributable to the reclassification of net operating losses, resulted in reclassification for the year ended January 31, 2016 as follows:

Paid	Accumulated
In	Net Investment
Capital	Loss
$(431,677)	$431,677

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Adaptive Allocation Fund

EXPENSE EXAMPLES (Unaudited)

July 31, 2016

As a shareholder of the Adaptive Allocation Fund, you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 through July 31, 2016.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Fund’s
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
Actual	2/1/16	7/31/16	2/1/16 – 7/31/16*	Ratio
Class A	$1,000.00	$1,042.80	$11.17	2.20%
Class C	$1,000.00	$1,038.00	$14.95	2.95%

				Fund’s
Hypothetical	Beginning	Ending	Expenses Paid	Annualized
(5% return before	Account Value	Account Value	During Period	Expense
expenses)	2/1/16	7/31/16	2/1/16 – 7/31/16*	Ratio
Class A	$1,000.00	$1,013.92	$11.02	2.20%
Class C	$1,000.00	$1,010.19	$14.74	2.95%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Adaptive Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2016

Critical Math Advisors, LLC (Adviser to Adaptive Allocation Fund)

In connection with the regular meeting held on September 29 and 30, 2015, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Critical Math Advisors, LLC (“Critical Math”) and the Trust, with respect to the Adaptive Allocation Fund (“Adaptive” or the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Critical Math was founded in 2006 and is currently managing approximately $43 million in assets primarily for two mutual funds and individuals. The Trustees considered the adviser’s investment process, noting that the strategies are created using proprietary technical investment models developed by the portfolio manager and based on objective rules-based risk reduction techniques applied to several equity and fixed income market indices. The Trustees considered that the adviser evaluates, maintains and tests existing investment models and continues to develop and test new technical models within additional asset classes in order to provide diversification in a changing economic environment. The Trustees considered that the adviser monitors compliance with investment limitations of Adaptive by utilizing a pre-trade compliance checklist to prevent investment deviations prior to trade execution and performs a daily review of the Fund’s holdings, looking for any deviations to the guidelines. The Trustees observed that the adviser considers a number of factors when selecting brokers and evaluating best execution, including trade efficiency, a broker’s level of trading expertise, technology, administrative support, industry reputation and capabilities to execute unique orders. The Trustees also observed that the adviser employs the services of an independent third party to monitor and provide quarterly reviews of brokers. The Trustees noted the adviser reported there have been no material compliance or litigation issues since the last advisory contract approval. The Board recognized the adviser’s conservative investment style is focused on protecting capital in non-trending markets and concluded that Critical Math would likely continue to provide quality services to Adaptive and its shareholders.

Performance. The Trustees reviewed the Fund’s performance over the 1-year, 2-year, 3-year and 5-year time periods, noting that it underperformed its benchmark, peer group, Morningstar category and adviser-selected Morningstar category over all time periods presented. They further noted that the Fund had performed in line with Adaptive Allocation Portfolio and reasoned that this was consistent with the adviser’s representation that the Fund was managed in a manner similar to Adaptive Allocation Portfolio. They considered the Fund’s objective and noted the adviser’s trend

Adaptive Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2016

following strategy, reasoning that V shaped recoveries and the lack of strong trends tended to adversely affect performance. They also reasoned that the adviser had shown the ability to protect returns in downward trending markets, that the Fund had performed consistently with the strategies and methodology disclosed in the Fund’s prospectus, and that the adviser had shown a willingness to continue to change the models used to attempt to improve performance. After further discussion, the Trustees determined that the Fund’s performance was consistent with the strategies employed.

Fees and Expenses. The Trustees noted the advisory fee charged to the Fund is below the average advisory fee charged by peer group funds and adviser-selected Morningstar category, and in line with the average of the Fund’s Morningstar category. The Trustees noted that the Fund’s net expense ratio was higher than the average of the peer group, adviser-selected Morningstar category and the Fund’s Morningstar category, but within the range of each comparison group. The Trustees considered the size of the Fund, noting that expenses are often higher for smaller funds. They discussed the Adviser’s representations regarding the relatively low amount of trading costs for the Fund, which is an indirect cost borne by shareholders. After discussion, the Trustees concluded the advisory fee was not unreasonable.

Economies of Scale. The Trustees noted the absence of breakpoints at this time, but considered, given the size of the Fund, and the adviser’s targeted audience and current asset levels, the absence of breakpoints was not a concern at this time. They further noted that a representative of the adviser had agreed to discuss breakpoints as the assets in the Fund increase. The Trustees concluded to monitor asset levels and discuss breakpoints in the future as economies are realized by either series.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser for the Fund. The Trustees noted that the profits realized by the adviser were modest in both dollar amount and in percentage of the advisory fee received by the adviser. The Trustees concluded the level of profitability from the Fund was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of Counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreements is in the best interests of the shareholders of Adaptive Allocation Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISER
Critical Math Advisors, LLC
3840 Quakerbridge Road, Suite 130
Hamilton, NJ 08619

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 10/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 10/3/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 10/3/16